Supplemental Expense Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	¥ 49,474	¥ 49,911	¥ 65,932
Advertising expenses	7,583	7,346	9,655
Shipping and handling cost included in selling, general and administrative expenses	¥ 16,883	¥ 14,140	¥ 16,411